Consolidated Cash Flow Statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Cash flows from operating activities
Operating profit from continuing operations		$ 584	$ 644	[1],[2]	$ 727	[1],[2]
Operating profit from discontinued operations		74	57	[2]	50	[2]
Operating profit including discontinued operations		658	701	[2]	777	[2]
Adjustments for:
Depreciation and impairment of property, plant and equipment		167	204	[2]	191	[2]
Depreciation and impairment of leased assets		160	157	[2]	150	[2]
Amortisation and impairment of intangible assets (excluding computer software)		199	254	[2]	218	[2]
Amortisation and impairment of computer software		37	33	[2]	32	[2]
Other non-cash items		15	23	[2]	32	[2]
Changes in working capital (excluding the effects of acquisitions and exchange differences on consolidation):
Inventories		(27)	(15)	[2]	(18)	[2]
Contract costs		(51)	(18)	[2]	(24)	[2]
Trade and other receivables		(20)	(48)	[2]	(36)	[2]
Trade and other payables and provisions		162	(129)	[2]	(76)	[2]
Interest received		31	46	[2]	31	[2]
Interest paid	[3]	(255)	(229)	[2]	(237)	[2]
Income tax paid		(104)	(111)	[2]	(124)	[2]
Net cash flows from operating activities		972	868	[2]	916	[2]
Cash flows from investing activities
Purchase of property, plant and equipment		(208)	(219)	[2]	(207)	[2]
Purchase of intangible fixed assets		(61)	(56)	[2]	(55)	[2]
Proceeds from sale of property, plant and equipment		20	5	[2]	17	[2]
Acquisition of companies and businesses, net of cash acquired		(121)	(219)	[2]	(298)	[2]
Disposal of investment in associate	[2]				24
Proceeds from disposal of businesses, net of tax paid		391
Dividends received from associates		5	14	[2]	5	[2]
Net change to cash flow from investment in term deposits	[2]		(1)
Net cash flows from investing activities		26	(476)	[2]	(514)	[2]
Cash flows from financing activities
Dividends paid to equity shareholders		(304)	(292)	[2]	(252)	[2]
Capital element of lease payments		(192)	(185)	[2]	(195)	[2]
Cash outflow on settlement of debt-related foreign exchange forward contracts		(9)	(11)	[2]	(4)	[2]
Proceeds from new debt		1,232	0
Debt repayments		(700)	(464)	[2]
Net cash flows from financing activities		27	(952)	[2]	(451)	[2]
Net increase/(decrease) in cash and cash equivalents		1,025	(560)	[2]	(49)	[2]
Cash and cash equivalents at beginning of period	[2]	467	1,062		1,064
Exchange gain/(loss) on cash and cash equivalents		97	(35)	[2]	47	[2]
Cash and cash equivalents at end of the financial period		$ 1,589	$ 467	[2]	$ 1,062	[2]

[1]	Refer to foreign currency translation in material accounting policies section.
[2]	Refer to foreign currency translation in material accounting policies section
[3]	Interest paid includes the interest element of lease payments of $31m (2024: $31m; 2023: $30m).